Consolidated Statement Of Changes In Shareholders' Equity (Parenthetical) (USD $)	2 Months Ended
Sep. 30, 2012
Statement Of Stockholders' Equity [Abstract]
Issuance of common stock, shares	10,000
Issuance of common stock, per shares price	$ 1.285